Note 2 - Basis of Presentation and Summary of Significant Accounting Policies: Fixed Assets (Policies)	3 Months Ended
Mar. 31, 2015
Policies
Fixed Assets

Fixed Assets

Fixed assets are recorded at cost. Depreciation is calculated on a straight line method over the estimated useful lives of the various assets as follows:

ASSET	Depreciation Term

Furniture and equipment	5 years
Warehouse fixtures	5 years

During the periods ended March 31, 2015 and March 31, 2014, depreciation of $747 and $nil, respectively, was recorded for furniture and Equipment; and depreciation of $231 and $nil, respectively, was recorded for warehouse fixtures. Accumulated depreciation for all fixed assets totaled $2,961 at March 31, 2015.

Maintenance and repairs will be expensed as incurred while renewals and betterments will be capitalized.